Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Basis of presentation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay Offshore Partners L.P., which is a limited partnership organized under the laws of the Republic of the Marshall Islands, and its wholly owned or controlled subsidiaries (collectively, the Partnership). Unless the context otherwise requires, the terms "we," "us," or "our," as used herein, refer to the Partnership.

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Foreign currency

The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Partnership is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of loss.

Revenues

Each vessel charter may, depending on its terms, contain a lease component, a non-lease component or both. Revenues that are fixed on or prior to the commencement of the contract are recognized by the Partnership on a straight-line basis daily over the term of the contract. Where the term of the contract is based on the duration of a single voyage, the Partnership uses a discharge-to-discharge basis in determining proportionate performance for all tanker spot voyages that contain a lease and a load-to-discharge basis in determining proportionate performance for all tanker spot voyages that do not contain a lease. Consequently, the Partnership does not begin recognizing revenue until a voyage charter has been agreed to by the customer and the Partnership, even if the vessel has discharged its prior cargo and is sailing to the anticipated load location for its next voyage. For towage voyages, proportionate performance is determined based on commencement of the tow to completion of the tow. Reimbursements of vessel operating expenditures incurred to provide the contracted services to the charterer are recognized when the expenses entitling the Partnership to reimbursement are incurred. Revenue or penalties from performance-based metrics, such as production tariffs and other operational performance measures, are recognized as earned or incurred unless such performance-based revenue is based on a multi-period performance-based metric that is allocable to non-lease services provided. In such a case, the Partnership will estimate the amount of variable consideration, to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved and recognize such estimate of revenue over the performance period.

The consolidated balance sheets reflect, in other current assets, the accrued portion of revenues for those voyages that commence prior to balance sheet date and complete after the balance sheet date and reflect, in deferred revenues or other long-term liabilities, the deferred portion of revenues which will be earned in subsequent periods.

Prior to the adoption of the Financial Accounting Standards Board (or FASB) Accounting Standards Update 2014-09, Revenue from Contracts with Customers (or ASU 2014-09) on January 1, 2018:

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Voyage revenues from towage and offshore installation vessels were recognized over the period of the tow and the mobilization and demobilization of the towage vessel, instead of the period where the tow is being performed. The cumulative-effect adjustment on January 1, 2018 was insignificant.

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Revenue from time-charter contracts with fixed annual increases in the daily hire rate during the firm period of the charter to compensate for expected inflationary cost increases were recognized when due under the contract, instead of on a smoothed basis over the term of the time-charter. For time-charters with a termination fee owing if the contract is not extended past the contract term, the non-lease portion of such termination fee was recognized when the termination fee was incurred, instead of recognized over the contract term. The cumulative-effect adjustment on January 1, 2018 was an increase to equity of $7.7 million.

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Costs incurred by the Partnership for its onshore staff and seafarers related to the management of FPSO units owned by Teekay Corporation and other vessels were presented on a net basis, instead of presented as vessel operating expenses and the reimbursement of such expenses presented as revenue. There was no cumulative impact to opening equity as at January 1, 2018.

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Operating costs for the Partnership's Volatile Organic Compounds (or VOC) plants on certain shuttle tankers were presented on a net basis, instead of presented as vessel operating expenses and the reimbursement of such expenses presented as revenue. There was no cumulative impact to opening equity as at January 1, 2018.

•
The Partnership presented the net allocation for its vessels participating in revenue sharing arrangements as revenues, instead of the revenue from those voyages being presented in voyage revenues and the difference between this amount and the Partnership's net allocation from the revenue sharing arrangement being presented as voyage expenses. There was no cumulative impact to opening equity as at January 1, 2018.

Operating expenses

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, ship management services, repairs and maintenance, insurance, stores, lube oils and communication expenses.

Voyage expenses and vessel operating expenses are recognized when incurred except when the Partnership incurs pre-operational costs related to the repositioning of a vessel or offshore unit that relates directly to a specific customer contract, that generates or enhances resources of the Partnership that will be used in satisfying performance obligations in the future, and where such costs are expected to be recovered via the customer contract. In this case, such costs are deferred and amortized over the duration of the customer contract. Prior to the adoption of ASU 2014-09 on January 1, 2018, the Partnership expensed such costs as incurred unless the costs were directly reimbursable by the contract or if they were related to the mobilization of offshore assets to an oil field. The cumulative-effect adjustment on January 1, 2018 was an increase to equity of $29.4 million.

The Partnership recognizes the expense from vessels time-chartered from other owners in time-charter hire expenses in the accompanying consolidated statements of loss. The Partnership has determined that all of its time-charter-in contracts contain both a lease component (lease of the vessel) and a non-lease component (operation of the vessel). The Partnership has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. The Partnership has elected to recognize the lease payments of short-term leases in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred, which is consistent with the recognition of payment for the non-lease component. Short-term leases are leases with an original term of one year or less, excluding those leases with an option to extend the lease for greater than one year or an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

Cash and cash equivalents

The Partnership classifies all highly-liquid investments with a maturity date of three months or less when purchased as cash and cash equivalents.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership determines the allowance based on historical write-off experience and customer economic data. The Partnership reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged against the allowance when the Partnership believes that the receivable will not be recovered. There is no allowance for doubtful accounts recorded as at December 31, 2019 and 2018.

Investments in equity-accounted joint ventures

The Partnership’s investments in equity-accounted joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, the initial cost of the investment is adjusted for subsequent additional investments and the Partnership’s proportionate share of earnings or losses and distributions. The Partnership evaluates its investments in joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Partnership’s consolidated statements of loss. No indicators of impairment existed at December 31, 2019 and 2018.

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings and conversions, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Partnership to the standards required to properly service the Partnership’s customers are capitalized.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving and/or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life to an estimated residual value. Floating production storage and offloading (or FPSO) units are depreciated using an estimated useful life of 20 to 25 years commencing the date the unit is installed at the oil field and is in a condition that is ready to operate. Some of the Partnership’s FPSO units have oil field specific equipment, which is depreciated over the expected life of the oil field. Shuttle tankers are depreciated over an estimated useful life of 20 years commencing the date the vessel is delivered from the shipyard. Floating storage and off take (or FSO) units are depreciated over the estimated contract term or the estimated useful life of the specific unit. The unit for maintenance and safety (or UMS) is depreciated over an estimated useful life of 35 years commencing the date it arrived at the oil field and was in a condition that was ready to operate. Towage and offshore installation vessels are depreciated over an estimated useful life of 25 years commencing the date the vessel is delivered from the shipyard. Depreciation of vessels and equipment for the years ended December 31, 2019, 2018 and 2017, totaled $330.2 million, $348.4 million, and $286.1 million, respectively. Depreciation and amortization includes depreciation on all owned vessels.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2019, 2018 and 2017 totaled $13.6 million, $11.1 million and $29.6 million, respectively.

Generally, the Partnership dry docks each shuttle tanker and towage and offshore installation vessel every two and a half to five years. UMS, FSO and FPSO units are generally not dry docked. The Partnership capitalizes a portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis from the completion of a dry docking over the estimated useful life of the dry dock. Included in capitalized dry docking are costs incurred as part of the dry docking to meet regulatory requirements, or expenditures that either add economic life to the vessel, increase the vessel’s earning capacity or improve the vessel’s operating efficiency. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking that do not improve operating efficiency or extend the useful lives of the assets.

Dry-docking activity for the three years ended December 31, 2019, 2018 and 2017 is summarized as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
	$	$	$
Balance at beginning of the year	42,538	42,829	49,238
Cost incurred for dry-docking	13,546	23,602	17,183
Dry-docking amortization	(19,146)	(23,893)	(22,870)
Write-down / sale of vessels with capitalized dry-dock costs	—	—	(722)
Balance at end of the year	36,938	42,538	42,829

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Partnership’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership. When an asset impairment occurs, the Partnership adjusts the carrying value of the asset to its new cost base and writes off the asset's accumulated depreciation.

Asset retirement obligation

The Partnership has an asset retirement obligation (or ARO) relating to the sub-sea mooring and riser system associated with the Randgrid FSO unit. This obligation involves the costs associated with the restoration of the environment surrounding the facility and removal of all equipment, which are subsequently to be reimbursed by the charterer. This obligation is expected to be settled at the end of the contract under which the FSO unit operates, which as at December 31, 2019, was estimated to be May 2024.

The Partnership records the fair value of an ARO as a liability in the period when the obligation arises. The fair value of the ARO is measured using expected future cash outflows discounted at the Partnership’s credit-adjusted risk-free interest rate. When the liability is recorded, and as the ARO will be covered by contractual payments to be received from the charterer, the Partnership records a separate receivable concurrently with the ARO being created. Each period, the liability is increased for the change in its present value. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related liability and asset. As at December 31, 2019, the ARO and associated receivable, which are recorded in Other long-term liabilities and Other non-current assets, respectively, were both $26.4 million (2018 - $24.7 million).

Debt issuance costs

Debt issuance costs related to a recognized debt liability, including bank fees, commissions and legal expenses, are capitalized and amortized over the term of the relevant loan facility to interest expense using an effective interest rate method. Debt issuance costs are presented as a reduction from the carrying amount of that debt liability, unless no amounts have been drawn under the debt liability or the debt issuance costs exceed the carrying value of the related debt liability, in which case the debt issuance costs are presented as other non-current assets.

Fees paid to amend a non-revolving credit facility can be associated with the extinguishment of the old debt instrument and included in determining the debt extinguishment gain or loss to be recognized. Any unamortized debt issuance costs would be written off. If a debt amendment is considered not to be a substantial amendment, then the fees would be associated with the replacement or modified debt instrument and, along with any existing unamortized debt issuance costs and premium or discount, would be amortized as an adjustment of interest expense over the remaining term of the replacement or modified debt instrument using the effective interest method. Other related costs incurred with third parties directly related to the modification, other than the loan amendment fee, are expensed as incurred.

Fees paid to amend revolving credit facilities are deferred and amortized over the term of the modified credit facility. If the borrowing capacity is increased as a result of the amendment, unamortized loan costs of the original facility would be deferred and amortized over the term of the modified credit facility. If the borrowing capacity is decreased as a result of the amendment, a proportionate amount, based on the reduction in borrowing capacity, of the unamortized debt issuance costs of the original facility would be written off and the remaining amount would be deferred and amortized over the term of the modified credit facility.

Goodwill

Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Partnership will measure the amount by which a reporting unit’s carrying value exceeds its fair value, with the maximum impairment not to exceed the carrying value of goodwill.

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies and is designated for hedge accounting. During the year ended December 31, 2018, certain of the Partnership's interest rate swaps were designated in qualifying hedging relationships and hedge accounting was applied in the consolidated financial statements or within the Partnership's equity-accounted joint ventures (see note 12).

When a derivative is designated in a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or is no longer probable of occurring. As at December 31, 2018, the Partnership had de-designated all hedging relationships and during the year ended December 31, 2019, the Partnership did not apply hedge accounting to any of its derivative instruments.

For derivative financial instruments designated in qualifying cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from equity to the corresponding earnings line item in the consolidated statements of loss. If a cash flow hedge is de-desiganted and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the consolidated statements of loss. If the hedged item is no longer probable of occurring, amounts recognized in equity are immediately transferred to the relevant earnings line item in the consolidated statements of loss.

For derivative financial instruments that are not designated as accounting hedges, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated foreign currency forward contracts and interest rate swaps are recorded in realized and unrealized loss on derivative instruments in the consolidated statements of loss. Gains and losses from the Partnership’s non-designated cross currency swaps are recorded in foreign currency exchange loss in the consolidated statements of loss.

Unit-based compensation

The Partnership grants restricted unit-based compensation awards as incentive-based compensation to certain employees of the Partnership and Teekay Corporation’s subsidiaries that provide services to the Partnership (see note 17). The Partnership measures the cost of such awards using an option pricing model to determine the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For unit-based compensation awards subject to graded vesting, the Partnership calculates the value of the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. Certain of these awards are cash settled. For cash settled awards, the fair value of such awards is remeasured at each reporting date, based on the fair market value of the Partnership's common units at that date, with the change in fair value recognized as compensation expense. Unit-based compensation expenses are recorded under general and administrative expenses in the Partnership’s consolidated statements of loss.

Income taxes

The Partnership is subject to income taxes relating to its subsidiaries in Norway, Australia, Brazil, the United Kingdom, Singapore, Qatar, Canada, Luxembourg and the Netherlands. The Partnership accounts for such taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Partnership’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the consolidated financial statements based on guidance in the interpretation. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax (expense) recovery in the Partnership’s consolidated statements of loss.

Employee pension plans

On January 1, 2018, the Partnership acquired a 100% ownership interest in seven subsidiaries of Teekay Corporation. These subsidiaries provide ship management, commercial, technical, strategic, business development and administrative services to the Partnership, primarily related to the Partnership's FPSO units, shuttle tankers and FSO units (see note 11l). Employees of these companies are generally eligible to participate in pension plans.

The Partnership has defined contribution pension plans covering the majority of its employees. Pension costs associated with the Partnership’s required contributions under its defined contribution pension plans are based on a percentage of employees’ salaries and are charged to earnings in the year incurred. With the exception of certain of the Partnership’s employees in Norway, the Partnership’s employees are generally eligible to participate in defined contribution plans. These plans allow for the employees to contribute a certain percentage of their base salaries into the plans. The Partnership matches all or a portion of the employees’ contributions, depending on how much each employee contributes. During the year ended December 31, 2019, the amount of cost recognized for the Partnership’s defined contribution pension plans was $5.2 million (December 31, 2018 and 2017 - $4.5 million and nil, respectively).

The Partnership also has defined benefit pension plans covering 288 active and retired employees in Norway as at December 31, 2019 (December 31, 2018 and 2017 - 443 and nil, respectively). The Partnership accrues the costs and related obligations associated with its defined benefit pension plans based on actuarial computations using the projected benefits obligation method and management’s best estimates of expected plan investment performance, salary escalation, and other relevant factors. For the purpose of calculating the expected return on plan assets, those assets are valued at fair value. The overfunded or underfunded status of the defined benefit pension plans is recognized as assets or liabilities in the consolidated balance sheets. The Partnership recognizes as a component of other comprehensive (loss) income, the gains or losses that arise during a period but that are not recognized as part of net periodic benefit costs. The pension assets have been guaranteed a minimum rate of return by the provider, thus reducing potential exposure to the Partnership to the extent the provider honors its obligations. The Partnership's funded status relating to its defined benefit pension plans was a surplus of $0.3 million as at December 31, 2019 (December 31, 2018 and 2017 - deficiency of $1.5 million and nil, respectively).